Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CLIPPER FUNDS TRUST
Entity Central Index Key	0001316506
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000031492 [Member]
Shareholder Report [Line Items]
Fund Name	Clipper Fund
Trading Symbol	CFIMX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Clipper Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at clipperfund.com/resources/regulatory-documents or by contacting Investor Services at 1-800-432-2504.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-432-2504
Additional Information Website	clipperfund.com/resources/regulatory-documents
Expenses [Text Block]	What were the Fund expenses for the last year? (Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clipper Fund	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 27.43%, versus a 17.88% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+34%), Information Technology (+24%), and
    Industrials (+19%)
    Weakest performing sectors - Real Estate (+3%), Consumer Staples (+4%), and Consumer Discretionary (+6%)
Contributors to Performance
  Financials - outperformed the Index sector (+32% vs +15%)
    Capital One Financial (+38%), Markel (+25%), Danske Bank (+88%), U.S. Bancorp (+16%), and
    Berkshire Hathaway (+11%)
  Information Technology - significantly outperformed the Index sector (+75% vs +24%)
    Applied Materials (+60%) and Samsung Electronics (+135%)
  Health Care - outperformed the Index sector (+30% vs +15%)
    CVS Health (+84%)
  Consumer Discretionary - outperformed the Index sector (+13% vs +6%)
  Overweight in Communication Services (average weighting 15% vs 10%), the strongest performing sector of the Index
    Alphabet (+66%) - largest individual contributor
    Meta Platforms (+13%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 8% vs 33%)
  Industrials - significantly underperformed the Index sector (-4% vs +19%) and underweight (average weighting 3% vs 8%)
    Owens Corning (-33%)
  Communication Services - underperformed the Index sector (+29% vs +34%)
    Pinterest (-28%) - largest individual detractor
    Pinterest - new purchase during the period
  Energy - underperformed the Index sector (+2 vs +9%) and overweight (average weighting 5% vs 3%)
    ConocoPhillips (-2%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Clipper Fund	27.43%	13.88%	12.45%
S&P 500 Index	17.88%	14.42%	14.81%
Russell 1000 Value Index	15.91%	11.32%	10.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-432-2504 or visit the Fund's website at www.clipperfund.com .
Net Assets	$ 1,400,000,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in billions)	$1.4
Total number of portfolio holdings as of 12/31/25	35
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$6.6

Holdings [Text Block]	Top Sectors as of 12/31/25 Net Assets
Financials	32.75%
Communication Services	15.68%
Consumer Discretionary	12.70%
Health Care	11.92%
Information Technology	8.93%

Material Fund Change [Text Block]
How has the Fund changed?
Effective May 9, 2025, Clipper Fund underwent a 10-for-1 share split. The share split did not impact any Clipper Fund identifiers (i.e., ticker, CUSIP), change investors’ investment value, or result in any tax consequences.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at clipperfund.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-432-2504 and crinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at clipperfund.com/resources/regulatory-documents or upon request by contacting Investor Services (1-800-432-2504 and crinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-432-2504
Updated Prospectus Email Address	crinvestor.services@dsaco.com
Updated Prospectus Web Address	clipperfund.com/resources/regulatory-documents